Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for (reversal of) allowance for expected credit losses	¥ (3,196)	¥ 14,337	¥ (23,536)
Related Party
Provision for (reversal of) allowance for expected credit losses	¥ (1,210)	¥ 150	¥ (4,122)